Debt Debt - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 830,911	$ 1,384,933
Long-term debt	1,788,669	1,025,914
Total debt, net of deferred finance charges	2,619,580	2,410,847
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	799,011	833,664
Long-term debt	1,097,539	$ 252,691
Total debt, net of deferred finance charges	1,896,550
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	31,900
Long-term debt	691,130
Total debt, net of deferred finance charges	$ 723,030